UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.

108 Lakeland Ave., Dover, Delaware 19901

(Name and address of agent for service)

With Copies to:

Terry Davis

DLA Piper LLP

One Atlantic Center

1201 West Peachtree Street, Suite 2900

Atlanta, GA 30309

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	5/31/2025

Date of reporting period:	11/30/2025

Item 1. Reports to Stockholders.

(a)

BFS Equity Fund

Institutional Class (BFSIX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about BFS Equity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/bfs/. You can also request this information by contacting us at (855) 575-2430.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$53	0.99%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

BFS Equity Fund - Institutional Class
S&P 500® Index
Dow Jones Industrial Average®
$40,000
$30,000
$20,000
$10,000
$0
$39,175
$33,436
$29,018
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	BFS Equity Fund - Institutional Class	S&P 500® Index	Dow Jones Industrial Average®
Nov-2015	$10,000	$10,000	$10,000
Nov-2016	$10,149	$10,806	$11,091
Nov-2017	$12,407	$13,277	$14,420
Nov-2018	$13,307	$14,111	$15,519
Nov-2019	$15,588	$16,384	$17,456
Nov-2020	$17,215	$19,244	$18,867
Nov-2021	$21,466	$24,617	$22,361
Nov-2022	$18,700	$22,350	$22,916
Nov-2023	$20,306	$25,443	$24,335
Nov-2024	$26,749	$34,066	$30,951
Nov-2025	$29,018	$39,175	$33,436

Average Annual Total Returns

	1 Year	5 Years	10 Years
BFS Equity Fund - Institutional Class	8.48%	11.01%	11.24%
S&P 500® Index	15.00%	15.28%	14.63%
Dow Jones Industrial Average®	8.03%	12.12%	12.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$64,431,757
  Number of Portfolio Holdings38
  Advisory Fee (net of waivers)$183,060
  Portfolio Turnover15%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	92.4%
Money Market Funds	3.8%
U.S. Government & Agencies	3.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 25.5%
Communications 12.5%
Financials 11.9%
Consumer Discretionary 10.7%
Industrials 9.7%
Health Care 8.6%
Materials 8.0%
Money Market Funds 3.8%
U.S. Treasury Obligations 3.9%
Energy 3.3%
Consumer Staples 2.1%

Value	Value
Consumer Staples	2.1%
Energy	3.3%
U.S. Treasury Obligations	3.9%
Money Market Funds	3.8%
Materials	8.0%
Health Care	8.6%
Industrials	9.7%
Consumer Discretionary	10.7%
Financials	11.9%
Communications	12.5%
Technology	25.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc., Class A	8.0%
Microsoft Corp.	6.5%
JPMorgan Chase & Co.	4.8%
NVIDIA Corp.	4.8%
Apple, Inc.	4.8%
Broadcom, Inc.	4.7%
Meta Platforms, Inc., Class A	4.5%
Amazon.com, Inc.	4.3%
Thermo Fisher Scientific, Inc.	4.1%
Fidelity Investments Money Market Government Portfolio, Institutional Class	3.8%

Material Fund Changes

No material changes occurred during the period ended November 30, 2025.

BFS Equity Fund - Institutional (BFSIX)

Semi-Annual Shareholder Report - November 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/bfs/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 113025-BFSIX

LS Opportunity Fund

Institutional Class (LSOFX)

Semi-Annual Shareholder Report - November 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about LS Opportunity Fund for the period of June 1, 2025 to November 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/lsofx. You can also request this information by contacting us at (877) 336-6763. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$136	2.68%

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

LS Opportunity Fund - I
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$39,175
$19,286
Nov-2015
Nov-2016
Nov-2017
Nov-2018
Nov-2019
Nov-2020
Nov-2021
Nov-2022
Nov-2023
Nov-2024
Nov-2025

	LS Opportunity Fund - I	S&P 500® Index
Nov-2015	$10,000	$10,000
Nov-2016	$10,735	$10,806
Nov-2017	$11,973	$13,277
Nov-2018	$12,312	$14,111
Nov-2019	$13,372	$16,384
Nov-2020	$13,741	$19,244
Nov-2021	$15,328	$24,617
Nov-2022	$15,731	$22,350
Nov-2023	$16,815	$25,443
Nov-2024	$19,386	$34,066
Nov-2025	$19,286	$39,175

Average Annual Total Returns

	1 Year	5 years	10 Years
LS Opportunity Fund - I	-0.52%	7.02%	6.79%
S&P 500® Index	15.00%	15.28%	14.63%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

What did the Fund invest in?

Fund Statistics

  Net Assets$194,436,559
  Number of Portfolio Holdings87
  Advisory Fee (net of waivers)$1,630,489
  Portfolio Turnover25%

Long Sector Weighting (% of net assets)

Financials
39.0%
Industrials
13.9%
Health Care
10.3%
Money Market
7.3%
Information Technology
7.0%
Energy
4.0%
Consumer Staples
3.9%
Consumer Discretionary
3.7%
Real Estate
3.4%
Materials
3.0%
Communication Services
2.9%
Exchange-Traded Funds
0.9%
Other Assets in Excess of Liabilities
0.7%

Value	Value
Other Assets in Excess of Liabilities	0.7%
Exchange-Traded Funds	0.9%
Communication Services	2.9%
Materials	3.0%
Real Estate	3.4%
Consumer Discretionary	3.7%
Consumer Staples	3.9%
Energy	4.0%
Information Technology	7.0%
Money Market	7.3%
Health Care	10.3%
Industrials	13.9%
Financials	39.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Invesco Treasury Portfolio, Institutional Class	7.3%
Eaton Corp. PLC	3.5%
Fairfax Financial Holdings Ltd.	3.3%
Globe Life, Inc.	3.0%
Alphabet, Inc., Class A	2.9%
PNC Financial Services Group, Inc. (The)	2.9%
CACI International, Inc., Class A	2.6%
Johnson & Johnson	2.6%
Abbott Laboratories	2.4%
Everest Re Group, Ltd.	2.4%

Short Sector Weighting (% of net assets)

Value	Value
Health Care	-1.9%
Exchange-Traded Funds	-2.0%
Industrials	-2.7%
Consumer Staples	-3.0%
Consumer Discretionary	-3.1%
Financials	-16.8%

Material Fund Changes

As of December 30 2025, Prospector Partners, LLC stopped serving as the sub-advisor to the Fund. As of December 30, 2025, Gator Capital Management, LLC began serving as an interim sub-advisor to the Fund.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/lsofx), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

LS Opportunity Fund

Semi-Annual Shareholder Report - November 30, 2025

TSR-SAR 113025-LSOFX

(b)	Not applicable

Item 2. Code of Ethics.

Not Applicable – disclosed with annual report.

Item 3. Audit Committee Financial Expert.

Not Applicable – disclosed with annual report.

Item 4. Principal Accountant Fees and Services.

Not Applicable – disclosed with annual report.

Item 5. Audit Committee of Listed Registrants.

Not Applicable – disclosed with annual report.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

BFS Equity Fund

SEMI-ANNUAL FINANCIAL

STATEMENTS AND ADDITIONAL INFORMATION

November 30, 2025 - (Unaudited)

185 Asylum Street ● City Place II ● Hartford, CT 06103 ● (855) 575-2430

BFS Equity Fund

Schedule of Investments

November 30, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 92.33%
Aerospace & Defense — 4.12%
Boeing Co. (The)(a)	8,000	$1,512,000
Northrop Grumman Corp.	2,000	1,144,500
		2,656,500
Banking — 6.53%
Bank of America Corp.	20,000	1,073,000
JPMorgan Chase & Co.	10,000	3,130,800
		4,203,800
Chemicals — 1.39%
Ecolab, Inc.	2,000	550,320
Sherwin-Williams Co. (The)	1,000	343,690
		894,010
E-Commerce Discretionary — 4.34%
Amazon.com, Inc.(a)	12,000	2,798,640

Home Construction — 1.85%
D.R. Horton, Inc.	7,500	1,192,575

Insurance — 2.62%
Berkshire Hathaway, Inc., Class B(a)	1,500	770,715
Marsh & McLennan Cos., Inc.	5,000	917,250
		1,687,965
Internet Media & Services — 12.48%
Alphabet, Inc., Class A	16,000	5,122,880
Meta Platforms, Inc., Class A	4,500	2,915,775
		8,038,655
Machinery — 5.60%
Caterpillar, Inc.	2,000	1,151,520
Deere & Co.	2,500	1,161,225
Parker-Hannifin Corp.	1,500	1,292,550
		3,605,295
Medical Equipment & Devices — 6.97%
Danaher Corp.	4,000	907,120
Stryker Corp.	2,500	927,950
Thermo Fisher Scientific, Inc.	4,500	2,658,735
		4,493,805
Metals & Mining — 6.63%
Agnico Eagle Mines Ltd.	9,000	1,569,870
Alamos Gold, Inc., Class A	50,000	1,875,000
Barrick Mining Corp.	20,000	826,800
		4,271,670
Oil & Gas Producers — 2.06%
ConocoPhillips	15,000	1,330,350

Pharmaceuticals — 1.60%
Pfizer, Inc.	40,000	1,029,600

Retail - Consumer Staples — 2.13%
Costco Wholesale Corp.	1,500	1,370,385

See accompanying notes which are an integral part of these financial statements.

1

BFS Equity Fund

Schedule of Investments (continued)

November 30, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 92.33% - continued
Retail - Discretionary — 2.26%
Lowe’s Companies, Inc.	6,000	$1,454,880

Semiconductors — 9.50%
Broadcom, Inc.	7,500	3,022,200
NVIDIA Corp.	17,500	3,097,500
		6,119,700
Software — 9.15%
Microsoft Corp.	8,500	4,182,085
Oracle Corp.	8,500	1,716,575
		5,898,660
Specialty Finance — 1.42%
American Express Co.	2,500	913,175

Specialty Retail — 2.22%
Home Depot, Inc. (The)	4,000	1,427,680

Technology Hardware — 4.76%
Apple, Inc.	11,000	3,067,350

Technology Services — 4.70%
Automatic Data Processing, Inc.	3,000	765,900
Fiserv, Inc.(a)	10,000	614,700
MasterCard, Inc., Class A	3,000	1,651,590
		3,032,190
Total Common Stocks (Cost $24,228,210)		59,486,885

	Principal Amount
U.S. GOVERNMENT & AGENCIES(b) — 3.83%
United States Treasury Bill, 3.81%, 2/24/2026	$1,000,000	991,310
United States Treasury Bill, 3.78%, 5/21/2026	1,500,000	1,474,030
Total U.S. Government & Agencies (Cost $2,465,111)		2,465,340

	Shares
MONEY MARKET FUNDS — 3.83%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 3.90%(c)	2,470,860	2,470,860
Total Money Market Funds (Cost $2,470,860)		2,470,860

Total Investments — 99.99% (Cost $29,164,181)		64,423,085
Other Assets in Excess of Liabilities — 0.01%		8,672
NET ASSETS — 100.00%		$64,431,757

(a)	Non-income producing security.
(b)	Rate shown is the effective yield at time of purchase.
(c)	Rate disclosed is the seven day effective yield as of November 30, 2025.

See accompanying notes which are an integral part of these financial statements.

2

BFS Equity Fund

Statement of Assets and Liabilities

November 30, 2025 - (Unaudited)

Assets
Investments in securities at fair value (cost $29,164,181) (Note 3)	$64,423,085
Dividends and interest receivable	51,796
Prepaid expenses	21,071
Total Assets	64,495,952
Liabilities
Payable to Adviser (Note 4)	30,050
Payable to Administrator (Note 4)	9,632
Payable to trustees	4,163
Accrued audit fees	9,594
Other accrued expenses	10,756
Total Liabilities	64,195
Net Assets	$64,431,757
Net Assets consist of:
Paid-in capital	$25,875,457
Accumulated earnings	38,556,300
Net Assets	$64,431,757
Shares outstanding (unlimited number of shares authorized, no par value)	2,324,285
Net asset value, offering and redemption price per share (Note 2)	$27.72

See accompanying notes which are an integral part of these financial statements.

3

BFS Equity Fund

Statement of Operations

For the six months ended November 30, 2025 - (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $2,002)	$358,200
Interest income	52,187
Total investment income	410,387
Expenses
Investment Adviser fees (Note 4)	235,427
Administration fees (Note 4)	25,746
Registration expenses	14,428
Fund accounting fees (Note 4)	12,911
Compliance services fees (Note 4)	10,191
Audit and tax preparation fees	9,977
Legal fees	9,884
Transfer agent fees (Note 4)	9,296
Trustee fees	8,589
Printing and postage expenses	4,890
Custodian fees	2,481
Insurance expenses	2,271
Miscellaneous	17,206
Total expenses	363,297
Fees contractually waived by Adviser (Note 4)	(52,367)
Net operating expenses	310,930
Net investment income	99,457
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on:
Investment securities transactions	1,930,204
Net change in unrealized appreciation on investments	5,835,653
Net realized and change in unrealized gain on investments	7,765,857
Net increase in net assets resulting from operations	$7,865,314

See accompanying notes which are an integral part of these financial statements.

4

BFS Equity Fund

Statements of Changes in Net Assets

	For the Six Months Ended November 30, 2025	For the Year Ended May 31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$99,457	$166,062
Net realized gain on investment securities transactions	1,930,204	1,933,313
Net change in unrealized appreciation on investments	5,835,653	2,870,274
Net increase in net assets resulting from operations	7,865,314	4,969,649
Distributions to Shareholders from Earnings (Note 2)	—	(1,008,253)
Capital Transactions
Proceeds from shares sold	781,404	2,431,111
Reinvestment of distributions	—	894,230
Amount paid for shares redeemed	(2,558,945)	(3,947,593)
Net decrease in net assets resulting from capital transactions	(1,777,541)	(622,252)
Total Increase in Net Assets	6,087,773	3,339,144
Net Assets
Beginning of period	58,343,984	55,004,840
End of period	$64,431,757	$58,343,984
Share Transactions
Shares sold	29,007	98,773
Shares issued in reinvestment of distributions	—	35,769
Shares redeemed	(96,544)	(163,593)
Net decrease in shares outstanding	(67,537)	(29,051)

See accompanying notes which are an integral part of these financial statements.

5

BFS Equity Fund - Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended November 30, 2025		For the Years Ended May 31,
	(Unaudited)		2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of period	$24.39		$22.72	$18.14	$18.52	$21.36	$16.10

Income from investment operations:
Net investment income (loss)	0.04		0.07	0.11	0.10	(0.03)	(0.02)
Net realized and unrealized gain/(loss) on investments	3.29		2.02	4.57	(0.28)	(0.71)	5.57
Total from investment operations	3.33		2.09	4.68	(0.18)	(0.74)	5.55

Less distributions to shareholders from:
Net investment income	—		(0.12)	(0.10)	—	—	—
Net realized gains	—		(0.30)	—	(0.20)	(2.10)	(0.29)
Total distributions	—		(0.42)	(0.10)	(0.20)	(2.10)	(0.29)

Net asset value, end of period	$27.72		$24.39	$22.72	$18.14	$18.52	$21.36

Total Return(a)	13.65	%(b)	9.14%	25.87%	(0.94)%	(4.71)%	34.68%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$64,432		$58,344	$55,005	$45,582	$46,766	$48,781
Ratio of net expenses to average net assets	0.99	%(c)	0.99%	1.10%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets before waiver and reimbursement	1.16	%(c)	1.17%	1.32%	1.46%	1.41%	1.46%
Ratio of net investment income (loss) to average net assets	0.32	%(c)	0.28%	0.53%	0.57%	(0.13)%	(0.12)%
Portfolio turnover rate	14.56	%(b)	16.10%	22.31%	35.81%	61.08%	68.77%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

6

BFS Equity Fund

Notes to the Financial Statements

November 30, 2025 - (Unaudited)

NOTE 1. ORGANIZATION

The BFS Equity Fund (the “Fund”) is a diversified series of Valued Advisers Trust (the “Trust”) and commenced operations on November 8, 2013. The Trust was established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”) and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Bradley, Foster & Sargent, Inc. (the “Adviser”). The investment objective of the Fund is long-term appreciation through growth of principal and income.

The Fund currently offers one class of shares (Institutional), and may offer additional classes of shares in the future.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosure only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

7

BFS Equity Fund

Notes to the Financial Statements (continued)

November 30, 2025 - (Unaudited)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended November 30, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended November 30, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining capital gains or losses. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified among the components of net assets upon receipt of Schedules K-1 (Form 1065). Non-cash income, if any, is

8

BFS Equity Fund

Notes to the Financial Statements (continued)

November 30, 2025 - (Unaudited)

recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (“NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

9

BFS Equity Fund

Notes to the Financial Statements (continued)

November 30, 2025 - (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

10

BFS Equity Fund

Notes to the Financial Statements (continued)

November 30, 2025 - (Unaudited)

Debt securities are valued by the Adviser as “Valuation Designee” under the oversight of the Board, by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be

11

BFS Equity Fund

Notes to the Financial Statements (continued)

November 30, 2025 - (Unaudited)

based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying fund companies. These securities are categorized as Level 1 securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$59,486,885	$—	$—	$59,486,885
U.S. Government & Agencies	—	2,465,340	—	2,465,340
Money Market Funds	2,470,860	—	—	2,470,860
Total	$61,957,745	$2,465,340	$—	$64,423,085

(a)	Refer to Schedule of Investments for industry classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement on behalf of the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund.

12

BFS Equity Fund

Notes to the Financial Statements (continued)

November 30, 2025 - (Unaudited)

The Adviser has contractually agreed to waive or limit its management fee and/or reimburse certain operating expenses until September 30, 2026, but only to the extent necessary so that the Fund’s net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1 fees, if any, and indirect expenses (such as “acquired funds fees and expenses”, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) do not exceed 0.99% of the average daily net assets of the Fund.

Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within the three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and the expense limitation in place at the time of the repayment. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. For the six months ended November 30, 2025, the Adviser waived fees of $52,367.

The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, are as follows:

Recoverable Through
May 31, 2026	$52,712
May 31, 2027	110,715
May 31, 2028	109,240
November 30, 2028	52,367

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”) to provide the Fund with administration, fund accounting and transfer agent services, including all regulatory reporting.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

The officers of the Trust are members of management and/or employees of the Administrator or of NLCS, and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The

13

BFS Equity Fund

Notes to the Financial Statements (continued)

November 30, 2025 - (Unaudited)

Distributor is a wholly-owned subsidiary of Ultimus. There were no payments made to the Distributor by the Fund for the six months ended November 30, 2025.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended November 30, 2025, purchases and sales of investment securities, other than short-term investments, were $8,348,569 and $8,970,472, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended November 30, 2025.

NOTE 6. FEDERAL TAX INFORMATION

At November 30, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$36,080,426
Gross unrealized depreciation	(821,522)
Net unrealized appreciation on investments	$35,258,904
Tax cost of investments	$29,164,181

At November 30, 2025, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

The tax character of distributions paid for the fiscal year ended May 31, 2025, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$416,095
Long-term capital gains	592,158
Total distributions paid	$1,008,253

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At May 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed long-term capital gains	$1,280,498
Unrealized appreciation (depreciation)	29,410,488
Total accumulated earnings	$30,690,986

14

BFS Equity Fund

Notes to the Financial Statements (continued)

November 30, 2025 - (Unaudited)

NOTE 7. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of November 30, 2025, the Fund had 25.56% of the value of its net assets invested in stocks within the Technology sector.

NOTE 8. IDEMNIFICATIONS

The Fund indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

15

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

The aggregate compensation paid, on behalf of the BFS Equity Fund, to the Trustees for the six months ended November 30, 2025 was $3,898.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on June 9-10, 2025, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement (the “BFS Agreement”) between Valued Advisers Trust (the “Trust”) and Bradley, Foster & Sargent, Inc. (“BFS”) with respect to the BFS Equity Fund (the “BFS Fund”). BFS provided written information to the Board to assist the Board in its considerations.

Counsel reminded the Trustees of their fiduciary duties and responsibilities, including the factors to be considered, and the application of those factors to BFS. In assessing the factors and reaching its decision, the Board took into consideration information furnished by BFS and the Trust’s other service providers for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented in connection with the annual renewal process, including information presented at the meeting. The Board requested and was provided with, and reflected on, information and reports relevant to the annual renewal of the BFS Agreement, including: (i) reports regarding the services and support provided to the BFS Fund by BFS; (ii) quarterly assessments of the investment performance of the BFS Fund by personnel of BFS; (iii) commentary on the reasons for the performance; (iv) presentations by BFS addressing its investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the BFS Fund and BFS; (vi) disclosure information contained in the Trust’s registration statement and BFS’s Form ADV; and (vii) a memorandum from counsel, that summarized the fiduciary duties and responsibilities of the Board in considering and approving the BFS Agreement. The Board also requested and received various informational materials including, without limitation: (a) documents containing information about BFS, including its financial information; a description of its personnel and services it provides to the BFS Fund; information on BFS’s investment advice and performance; summaries of BFS Fund expenses, compliance program, current legal matters, and other general information; (b) comparative expense and performance information for other mutual funds with strategies similar to the BFS Fund; and (c) the benefits to be realized by BFS from its relationship with the BFS Fund. The Board did not identify any particular information that was most relevant to its consideration of the BFS Agreement and each Trustee may have afforded different weight to the various factors.

1. The nature, extent, and quality of the services to be provided by BFS. The Board considered BFS’s responsibilities under the BFS Agreement. The Trustees considered the services being provided by BFS to the BFS Fund, including without limitation: the quality of its investment advisory services

16

Additional Information (Unaudited) (continued)

(including research and recommendations with respect to portfolio securities), its process for formulating investment recommendations and assuring compliance with the BFS Fund’s investment objectives and limitations, its coordination of services for the BFS Fund among the BFS Fund’s service providers, and efforts to promote the BFS Fund and grow its assets. The Trustees considered BFS’s continuity of, and commitment to retain qualified personnel, commitment to maintain and enhance its resources and systems, and options that allow the BFS Fund to maintain its goals, and BFS’s continued cooperation with the Board and counsel for the BFS Fund. The Trustees considered BFS’s personnel, including their education and experience. They also considered the BFS took steps to address various deficiencies noted in a recent SEC exam. After considering the foregoing information and further information in the Meeting materials provided by BFS, the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by BFS were satisfactory and adequate for the BFS Fund. and that MDP took steps to address various deficiencies noted in a recent SEC exam.

2. Investment Performance of the Fund and BFS. The Trustees compared the performance of the BFS Fund with the performance of funds with similar objectives managed by other investment advisers, with aggregated peer group data, as well as with the performance of the BFS Fund’s benchmark. The Trustees also considered the consistency of BFS’s management of the BFS Fund with its investment objectives, strategies, and limitations. The Trustees noted that the BFS Fund had underperformed as compared to its benchmark for the one-year, three-year, five-year, ten-year, and since inception periods ended March 31, 2025. They also noted that the BFS Fund had underperformed as compared to the median of its Morningstar custom category for the one-year, three-year, five-year, ten-year and since inception periods. With regard to the custom peer group, the Trustees noted that the BFS Fund had performed better than the median for the one-year period, but underperformed as compared to the median for the three-year, five-year, ten-year, and since inception periods ended March 31, 2025. The Board considered the representation by BFS that the performance of BFS in managing a composite with investment strategies similar to that of the BFS Fund resulted in performance similar to that of the BFS Fund. The Trustees took into consideration discussions with representatives of BFS regarding the reasons for the performance of the BFS Fund. After further reviewing and discussing these and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the BFS Fund and BFS was satisfactory.

3. The costs of the services to be provided and profits to be realized by BFS from the relationship with the BFS Fund. The Trustees considered: (1) BFS’s financial condition; (2) the asset level of the BFS Fund; (3) the overall expenses of the BFS Fund; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by BFS regarding its profits associated with managing the BFS Fund, noting that BFS is currently waiving a portion of its management fee. The Trustees also considered potential benefits for BFS in managing the BFS Fund. The Trustees then compared the fees and expenses of the BFS Fund (including the management fee) to other comparable mutual funds. The Trustees noted that the Fund’s management fee was above the average and median management fees of its Morningstar custom category. The Trustees also noted that the Fund’s net expense ratio was also above that of the average and median of its custom category, taking into consideration BFS’s contractual commitment to limit the expenses of the Fund. When comparing the Fund’s fees to those of its custom peer group, the Trustees noted that the Fund’s management fee was above the average and the median. They also noted that the Fund’s net expense ratio was above both the average and median of the peer group. The Trustees also noted that

17

Additional Information (Unaudited) (continued)

the Fund’s management fee is below the fee charged by BFS to its separately managed accounts, based on the average size of shareholder accounts in the Fund. Based on the foregoing, the Board concluded that the fees to be paid to BFS by the BFS Fund and the profits to be realized by BFS, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by BFS.

4. The extent to which economies of scale would be realized as the BFS Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the BFS Fund’s investors. The Board considered the BFS Fund’s fee arrangements with BFS. The Board considered that while the management fee remained the same at all asset levels, the BFS Fund’s shareholders experienced benefits from the BFS Fund’s expense limitation arrangement. The Trustees noted that once the BFS Fund’s expenses fell below the cap set by the arrangement, the shareholders would continue to benefit from economies of scale under the BFS Fund’s arrangements with other service providers to the BFS Fund, and the Trustees attributed this benefit, in part, to the direct and indirect efforts of BFS at the inception of the BFS Fund to ensure that a cost structure was in place that was beneficial for the BFS Fund as it grew. In light of its ongoing consideration of the BFS Fund’s asset and fees levels and expectations for growth, the Board determined that the BFS Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by BFS.

5. Possible conflicts of interest and benefits to BFS. In considering BFS’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the BFS Fund; the basis of decisions to buy or sell securities for the BFS Fund and/or BFS’s other accounts; and the substance and administration of BFS’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust relating to BFS’s potential conflicts of interest. The Trustees noted that BFS utilizes soft dollars and the Trustees noted BFS’s policies and processes for managing the conflicts of interest that could arise from soft dollar arrangements. The Trustees noted other potential benefits to BFS, including the fact that the BFS Fund provides an attractive vehicle for smaller accounts, which may increase the total assets under management by BFS. Based on the foregoing, the Board determined that the standards and practices of BFS relating to the identification and mitigation of potential conflicts of interest and the benefits to be realized by BFS in managing the BFS Fund were satisfactory.

After additional consideration of the factors discussed by counsel and further discussion among the Board members, the Board determined to approve the continuation of the BFS Agreement.

18

LS Opportunity Fund

Schedule of Investments

November 30, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS - LONG - DOMESTIC — 76.27%
Communication Services — 2.92%
Alphabet, Inc., Class A(a)	17,721	$5,673,910

Consumer Discretionary — 3.67%
Darden Restaurants, Inc.(a)	11,430	2,052,599
Home Depot, Inc. (The)(a)	8,110	2,894,621
Texas Roadhouse, Inc.(a)	12,431	2,178,533
		7,125,753
Consumer Staples — 3.89%
Church & Dwight Co., Inc.(a)	23,381	1,991,126
Colgate-Palmolive Co.(a)	27,989	2,250,036
Kenvue, Inc.(a)	100,355	1,741,159
Mondelez International, Inc., Class A(a)	27,585	1,588,068
		7,570,389
Energy — 2.62%
Exxon Mobil Corp.(a)	30,067	3,485,367
Permian Resources Corp.(a)	111,686	1,618,330
		5,103,697
Financials — 31.96%
Ameris Bancorp(a)	45,967	3,482,460
Arthur J. Gallagher & Co.(a)	9,610	2,379,628
Brown & Brown, Inc.(a)	42,374	3,408,141
Cboe Global Markets, Inc.(a)	12,111	3,126,697
Citigroup, Inc.(a)	24,072	2,493,859
F.N.B. Corp.(a)	244,678	4,071,442
Fidelity National Information Services, Inc.(a)	37,816	2,487,158
First Horizon National Corp.	92,429	2,064,864
Globe Life, Inc.(a)	43,938	5,919,767
KeyCorp	112,957	2,076,150
MarketAxess Holdings, Inc.	14,204	2,327,894
PJT Partners, Inc., Class A(a)	17,792	2,989,234
PNC Financial Services Group, Inc. (The)(a)	29,130	5,555,673
Primerica, Inc.(a)	13,232	3,404,858
Progressive Corp. (The)(a)	15,916	3,641,422
Prosperity Bancshares, Inc.(a)	56,056	3,851,608
SouthState Bank Corp.(a)	46,916	4,199,451
U.S. Bancorp	32,500	1,594,125
Unum Group(a)	40,312	3,062,503
		62,136,934
Health Care — 10.35%
Abbott Laboratories(a)	36,825	4,746,742
Cigna Corp. (The)(a)	9,413	2,610,037
Johnson & Johnson(a)	24,318	5,031,880
Merck & Co., Inc.(a)	42,555	4,461,041
Regeneron Pharmaceuticals, Inc.	4,193	3,271,337
		20,121,037
Industrials — 8.92%
CACI International, Inc., Class A(a) (b)	8,168	5,040,473

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Schedule of Investments (continued)

November 30, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS - LONG - DOMESTIC — 76.27% - continued
Industrials — 8.92% - continued
Carrier Global Corp.(a)	61,801	$3,391,639
Curtiss-Wright Corp.(a)	3,153	1,779,206
Honeywell International, Inc.(a)	13,715	2,635,886
Paychex, Inc.(a)	13,008	1,452,863
RTX Corp.(a)	17,314	3,028,392
		17,328,459
Information Technology — 6.97%
Booz Allen Hamilton Holding Corp.	16,707	1,394,366
Littelfuse, Inc.(a)	13,064	3,344,645
Microsoft Corp.(a)	7,240	3,562,153
Trimble, Inc.(a) (b)	37,733	3,072,221
Zebra Technologies Corp., Class A(a) (b)	8,649	2,186,035
		13,559,420
Materials — 1.60%
Axalta Coating Systems Ltd.(b)	50,363	1,517,437
PPG Industries, Inc.(a)	14,381	1,438,675
Solstice Advanced Materials, Inc.(a) (b)	3,428	163,447
		3,119,559
Real Estate — 3.37%
Howard Hughes Holdings, Inc. (The)(a) (b)	29,402	2,632,361
St. Joe Co. (The)(a)	65,038	3,923,743
		6,556,104
Total Common Stocks - Long - Domestic (Cost $117,924,324)		148,295,262

COMMON STOCKS - LONG - INTERNATIONAL — 14.78%
Energy — 1.37%
Schlumberger Ltd.(a)	73,355	2,658,385

Financials — 7.02%
Everest Re Group, Ltd.(a)	15,073	4,737,293
Fairfax Financial Holdings Ltd.	3,757	6,461,814
London Stock Exchange Group PLC	20,897	2,464,100
		13,663,207
Industrials — 4.97%
Eaton Corp. PLC(a)	19,751	6,831,673
Pentair PLC(a)	27,002	2,841,691
		9,673,364
Materials — 1.42%
Agnico Eagle Mines Ltd.(a)	15,774	2,751,459

Total Common Stocks - Long - International (Cost $18,991,320)		28,746,415

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Schedule of Investments (continued)

November 30, 2025 - (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 0.94%
Abrdn Physical Platinum Shares ETF(a) (b)	11,913	$1,817,805
Total Exchange-Traded Funds (Cost $1,119,282)		1,817,805

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date
PUT OPTIONS PURCHASED — 0.00%(c)
Walmart, Inc.	174	$1,922,874	$85.00	12/19/2025	$348
Total Put Options Purchased (Cost $55,033)					348

	Shares
MONEY MARKET FUNDS — 7.30%
Invesco Treasury Portfolio, Institutional Class, 3.85%(d)	14,193,061	14,193,061
Total Money Market Funds (Cost $14,193,061)		14,193,061

Total Investments — 99.29% (Cost $152,283,020)		193,052,891
Other Assets in Excess of Liabilities — 0.71%		1,383,668
NET ASSETS — 100.00%		$194,436,559

(a)	All or a portion of the security is held as collateral for securities sold short. The fair value of this collateral on November 30, 2025 was $88,043,765.
(b)	Non-income producing security.
(c)	Rounds to less than 0.005%.
(d)	Rate disclosed is the seven day effective yield as of November 30, 2025.

ETF - Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Schedule of Securities Sold Short

November 30, 2025 - (Unaudited)

	Shares	Fair Value
COMMON STOCKS - SHORT - DOMESTIC — (20.46)%
Consumer Discretionary — (3.10)%
Hilton Grand Vacations, Inc.(a)	(42,379)	$(1,815,093)
McDonald’s Corp.	(7,535)	(2,349,564)
Starbucks Corp.	(21,231)	(1,849,432)
		(6,014,089)
Consumer Staples — (3.03)%
Post Holdings, Inc.(a)	(31,099)	(3,235,229)
Sysco Corp.	(34,799)	(2,651,684)
		(5,886,913)
Financials — (10.93)%
Allstate Corp. (The)	(9,537)	(2,031,190)
Ally Financial, Inc.	(37,438)	(1,546,189)
Bank of America Corp.	(38,508)	(2,065,954)
Capitol Federal Financial, Inc.	(221,011)	(1,460,883)
Comerica, Inc.	(30,882)	(2,482,295)
Marsh & McLennan Cos., Inc.	(13,454)	(2,468,136)
Northwest Bancshares, Inc.	(152,204)	(1,820,360)
Old Republic International Corp.	(63,356)	(2,920,712)
Park National Corp.	(5,775)	(886,751)
Prudential Financial, Inc.	(32,953)	(3,567,162)
		(21,249,632)
Health Care — (1.92)%
HCA Healthcare, Inc.	(4,695)	(2,386,422)
UnitedHealth Group, Inc.	(4,089)	(1,348,429)
		(3,734,851)
Industrials — (1.48)%
Lockheed Martin Corp., Class B	(3,129)	(1,432,644)
Northrop Grumman Corp.	(2,535)	(1,450,654)
		(2,883,298)
TOTAL COMMON STOCKS - SHORT - DOMESTIC (Proceeds Received $38,407,626)		(39,768,783)

COMMON STOCKS - SHORT - INTERNATIONAL — (7.10)%
Financials — (5.90)%
Aon PLC, Class A	(5,495)	(1,944,790)
Bank of Nova Scotia (The)(a)	(40,219)	(2,789,880)
Commonwealth Bank of Australia	(25,047)	(2,501,420)
RenaissanceRe Holdings Ltd.	(7,791)	(2,034,776)
Westpac Banking Corp.	(89,566)	(2,204,693)
		(11,475,559)
Industrials — (1.20)%
Johnson Controls International PLC	(20,061)	(2,333,295)

TOTAL COMMON STOCKS - SHORT - INTERNATIONAL (Proceeds Received $12,141,840)		(13,808,854)

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Schedule of Securities Sold Short (continued)

November 30, 2025 - (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED FUNDS — (1.98)%
Energy Select Sector SPDR® Fund	(10,858)	(982,106)
Vanguard Information Technology ETF	(3,821)	(2,874,156)
TOTAL EXCHANGE-TRADED FUNDS (Proceeds Received $3,355,775)		(3,856,262)

TOTAL SECURITIES SOLD SHORT — (29.54)% (Proceeds Received $53,905,241)		$(57,433,899)

(a)	Non-dividend expense producing security.

ETF - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

The sectors shown on the schedule of investments and schedule of securities sold short are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/ or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Statement of Assets and Liabilities

November 30, 2025 - (Unaudited)

Assets
Investments in securities, at fair value (cost $152,283,020) (Note 3)	$193,052,891
Deposits at broker for securities sold short (Note 2)	58,805,215
Receivable for fund shares sold	31,102
Dividends and interest receivable	383,490
Tax reclaims receivable	46,374
Prepaid expenses	16,893
Total Assets	252,335,965
Liabilities
Investments in securities sold short, at fair value (proceeds received $53,905,241) (Note 2)	57,433,899
Payable for fund shares redeemed	32,617
Dividend expense payable on short positions	101,484
Payable to Adviser (Note 4)	271,802
Payable to Administrator (Note 4)	23,758
Payable to trustees	4,416
Other accrued expenses	31,430
Total Liabilities	57,899,406
Net Assets	$194,436,559
Net Assets consist of:
Paid-in capital	$145,761,186
Accumulated earnings	48,675,373
Net Assets	$194,436,559
Shares outstanding (unlimited number of shares authorized, no par value)	10,302,298
Net asset value, offering and redemption price per share (Note 2)	$18.87

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Statement of Operations

For the six months ended November 30, 2025 - (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $914)	$1,683,691
Interest income	1,054,893
Total investment income	2,738,584
Expenses
Investment Adviser fees (Note 4)	1,658,429
Dividend expense on securities sold short (Note 2)	692,100
Administration fees (Note 4)	76,769
Fund accounting fees (Note 4)	25,894
Registration expenses	17,870
Compliance services fees (Note 4)	13,810
Custodian fees	12,272
Legal fees	10,873
Audit and tax preparation expenses	10,478
Transfer agent fees (Note 4)	9,899
Printing and postage expenses	9,878
Trustee expenses	8,807
Short sale and interest expense	1,127
Miscellaneous	19,970
Total expenses	2,568,176
Fees waived by Adviser (Note 4)	(27,940)
Net operating expenses	2,540,236
Net investment income	198,348
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	7,028,719
Securities sold short	(2,930,285)
Purchased options	(45,810)
Foreign currency	(616)
Change in unrealized appreciation (depreciation) on:
Investment securities	2,142,547
Securities sold short	(1,205,102)
Purchased options	(33,244)
Foreign currency translations	923
Net realized and change in unrealized gain on investments	4,957,132
Net increase in net assets resulting from operations	$5,155,480

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended November 30, 2025	For the Year Ended May 31, 2025
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$198,348	$1,304,664
Net realized gain on investment transactions	4,052,008	7,227,305
Change in unrealized appreciation (depreciation) on investments	905,124	(1,918,448)
Net increase in net assets resulting from operations	5,155,480	6,613,521

Distributions to Shareholders from Earnings (Note 2)	—	(1,938,660)

Capital Transactions
Proceeds from shares sold	19,631,139	34,760,241
Reinvestment of distributions	—	1,591,646
Amount paid for shares redeemed	(21,810,105)	(40,509,180)
Net decrease in net assets resulting from capital transactions	(2,178,966)	(4,157,293)
Total Increase in Net Assets	2,976,514	517,568

Net Assets
Beginning of period	191,460,045	190,942,477
End of period	$194,436,559	$191,460,045

Share Transactions
Shares sold	1,057,419	1,890,861
Shares issued in reinvestment of distributions	—	86,175
Shares redeemed	(1,172,710)	(2,206,748)
Net decrease in shares outstanding	(115,291)	(229,712)

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended November 30, 2025		For the Years Ended May 31,
	(Unaudited)		2025	2024	2023	2022	2021
Selected Per Share Data:
Net asset value, beginning of period	$18.38		$17.93	$15.22	$16.16	$17.01	$13.99

Investment operations:
Net investment income (loss)	0.02		0.12	0.11	0.01	(0.15)	(0.13)
Net realized and unrealized gain (loss) on investments	0.47		0.51	2.60	(0.14)	0.02	3.35
Total from investment operations	0.49		0.63	2.71	(0.13)	(0.13)	3.22

Less distributions to shareholders from:
Net investment income	—		(0.14)	—	—	—	—
Net realized gains	—		(0.04)	—	(0.81)	(0.72)	(0.20)

Net asset value, end of period	$18.87		$18.38	$17.93	$15.22	$16.16	$17.01

Total Return(a)	2.67	%(b)	3.49%	17.81%	(0.84)%	(0.77)%	23.17%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$194,437		$191,460	$190,942	$144,130	$139,445	$132,424
Ratio of net expenses to average net assets(c)	2.68	%(d)	2.67%	2.68%	2.98%	2.87%	2.71%
Ratio of expenses to average net assets before waiver and reimbursement(c)	2.71	%(d)	2.70%	2.73%	3.03%	2.90%	2.78%
Ratio of net investment income (loss) to average net assets	0.21	%(d)	0.66%	0.72%	0.04%	(1.00)%	(1.04)%
Portfolio turnover rate	25.05	%(b)	65.66%	46.61%	74.68%	55.37%	69.69%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(b)	Not annualized.
(c)	Includes dividend and interest expense of 0.73% for the six months ended November 30, 2025 and 0.72%, 0.73%, 1.03%, 0.92% and 0.76% for the fiscal years ended May 31, 2025, 2024, 2023, 2022 and 2021, respectively.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

LS Opportunity Fund

Notes to the Financial Statements

November 30, 2025 - (Unaudited)

NOTE 1. ORGANIZATION

The LS Opportunity Fund (the “Fund”) is a diversified series of Valued Advisers Trust (the “Trust”). The Trust was established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”) and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Long Short Advisors, LLC (the “Adviser”). The Adviser has retained Prospector Partners, LLC (the “Sub-Adviser”) to serve as the sub-adviser to provide portfolio management and related services to the Fund. The Sub-Adviser receives a fee from the Adviser (not the Fund) for these services. The investment objective of the Fund is to generate long-term capital appreciation by investing in both long and short positions within a portfolio consisting of primarily publicly-traded common stock, with less net exposure than that of the stock market in general.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosure only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial

LS Opportunity Fund

Notes to the Financial Statements (continued)

November 30, 2025 - (Unaudited)

statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended November 30, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the six months ended November 30, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. For financial statement and income tax purposes, the specific identification method is used for determining capital gains or losses. Dividend income and dividend expense are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from real estate investment trusts (REITs) and distributions from limited partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the character of REIT distributions based on the most recent information

LS Opportunity Fund

Notes to the Financial Statements (continued)

November 30, 2025 - (Unaudited)

available. Income or loss from Limited Partnerships is reclassified among the components of net assets upon receipt of Schedules K-1 (Form 1065). Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation – Foreign currency amounts are translated into U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to meet its obligations. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. These instruments involve market risk, credit risk, or both in excess of the amount that would be recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

The Fund may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for

LS Opportunity Fund

Notes to the Financial Statements (continued)

November 30, 2025 - (Unaudited)

federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

Share Valuation – The NAV is calculated each day the New York Stock Exchange (“NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

Short Sales – The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including exchange-traded funds (ETFs). A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The amount of loss may exceed the proceeds received in a short sale. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its position in a permissible manner. The Fund will be required to pledge liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will reduce the Fund’s potential return on a short sale. The amount of restricted cash or cash equivalents held at the broker as collateral for securities sold short was $58,805,215 as of November 30, 2025.

Dividend expenses on securities sold short and borrowing costs are not covered under the Adviser’s expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund.

Purchasing Call Options – The Fund may purchase call options. As the holder of a call option, the Fund has the right to purchase the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may also purchase call options on relevant stock indexes. Call options may also be purchased by

LS Opportunity Fund

Notes to the Financial Statements (continued)

November 30, 2025 - (Unaudited)

the Fund for the purpose of acquiring the underlying securities for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the securities at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities in this manner may be less than the cost of acquiring the securities directly. This technique may also be useful to the Fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security itself, the Fund is partially protected from any unexpected decline in the market price of the underlying security and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

Purchasing Put Options – The Fund may purchase put options. As the holder of a put option, the Fund has the right to sell the underlying security at the exercise price at any time during the option period. The Fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. The Fund may purchase a put option on an owned underlying security (a “protective put”) as a defensive technique to protect against an anticipated decline in the value of the security. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. The Fund may also purchase put options at a time when it does not own the underlying security. By purchasing put options on a security it does not own, the Fund seeks to benefit from a decline in the market price of the underlying security. If the put option is not sold when it has remaining value, and if the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the Fund will lose its entire premium paid for the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing Options – The Fund may write covered call options on equity securities that the Fund is eligible to purchase to extend a holding period to obtain long-term capital gain treatment, to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Fund may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period. When the Fund writes a covered call option, it maintains a segregated account with its custodian, cash, or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

LS Opportunity Fund

Notes to the Financial Statements (continued)

November 30, 2025 - (Unaudited)

The Fund may write covered put options on equity securities and futures contracts that the Fund is eligible to purchase to earn premium income or to assure a definite price for a security if it is considering acquiring the security at a lower price than the current market price or to close out options previously purchased. The Fund may not write a put option if, immediately thereafter, more than 25% of its net assets would be committed to such transactions. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options. When the Fund writes a covered put option, it maintains in a segregated account with its custodian cash or liquid portfolio securities in an amount not less than the exercise price at all times while the put option is outstanding.

Forward Foreign Currency Exchange Contracts – The Fund may engage in foreign currency exchange transactions. The value of the Fund’s portfolio securities that are invested in non-U.S. dollar denominated instruments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates, and the Fund may incur costs in connection with conversions between various currencies. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward foreign currency exchange contracts, to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. The Fund will not, however, hold foreign currency except in connection with the purchase and sale of foreign portfolio securities. The Fund did not transact in forward foreign currency exchange contracts during the six months ended November 30, 2025.

LS Opportunity Fund

Notes to the Financial Statements (continued)

November 30, 2025 - (Unaudited)

Derivative Transactions – The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of November 30, 2025 and the effect of derivative instruments on the Statement of Operations for the six months ended November 30, 2025.

Derivatives	Location of Derivatives on Statement of Assets and Liabilities	Fair Value
Equity Price Risk:
Options Purchased	Investments in securities at fair value	$348

Derivatives	Location of Gain (Loss) on Derivatives on Statement of Operations	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Equity Price Risk:
Options Purchased	Net realized gain and change in unrealized appreciation (depreciation) on purchased options	$(45,810)	$(33,244)

The following table summarizes the average ending monthly fair value of derivatives outstanding during the six months ended November 30, 2025:

Average Ending Monthly Fair
Derivatives	Value(a)
Options Purchased	$81,688
Options Written	—

(a)	Average based on the number of months during the period that had activity.

Other – The Trust has adopted a policy pursuant to Rule 18f-4 under the 1940 Act which provides, among other things, that unless a Fund qualifies as a “limited derivatives user” as defined in Rule 18f-4, the Fund is required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by the Board, to appoint a derivatives risk manager, to comply with certain value-at-risk based leverage limits and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If a fund qualifies as a limited derivatives user, Rule 18f-4 requires the fund to have policies and procedures to manage its aggregate derivatives risk. The Fund has not qualified as a limited derivatives user and is currently complying with Rule 18f-4.

LS Opportunity Fund

Notes to the Financial Statements (continued)

November 30, 2025 - (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

LS Opportunity Fund

Notes to the Financial Statements (continued)

November 30, 2025 - (Unaudited)

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price, except in the case of a security sold short, in which case the last ask price is utilized. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s valuation policies, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities.

LS Opportunity Fund

Notes to the Financial Statements (continued)

November 30, 2025 - (Unaudited)

Exchange-traded options on securities and indices purchased or sold by the Fund generally will be valued at the mean of the last bid and ask prices. If there is no such reported ask on the valuation date, purchased options are valued at the most recent bid price. If there is no such reported bid on the valuation date, written options are valued at the most recent ask price. On the last business day of each month, the Cboe Options Exchange (“Cboe”) conducts special end-of-month non-trading closing rotations for the sole purpose of determining the fair value of the S&P 500® Index (SPX) option series. For month end valuations of SPX, the Cboe adjusted price will be used if the special end-of-month non-trading closing rotation fair value price differs from the price provided at market close. Options will generally be categorized as Level 2 securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks - Long - Domestic(a)	$148,295,262	$—	$—	$148,295,262
Common Stocks - Long - International(a)	28,746,415	—	—	28,746,415
Exchange-Traded Funds	1,817,805	—	—	1,817,805
Put Options Purchased	—	348	—	348
Money Market Funds	14,193,061	—	—	14,193,061
Total	$193,052,543	$348	$—	$193,052,891

(a)	Refer to Schedule of Investments for sector classifications.

	Valuation Inputs
Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks - Short - Domestic(a)	$(39,768,783)	$—	$—	$(39,768,783)
Common Stocks - Short - International(a)	(13,808,854)	—	—	(13,808,854)
Exchange-Traded Funds	(3,856,262)	—	—	(3,856,262)
Total	$(57,433,899)	$—	$—	$(57,433,899)

(a)	Refer to Schedule of Securities Sold Short for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

LS Opportunity Fund

Notes to the Financial Statements (continued)

November 30, 2025 - (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 1.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s net expenses (excluding borrowing costs such as interest and dividends on securities sold short, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, expenses incurred under a Rule 12b-1 plan of distribution, “acquired fund fees and expenses” (i.e., investment companies in which the Fund may invest), and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement) do not exceed 1.95% of the average daily net assets of the Fund.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date on which the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the repayment or at the time of the fee waiver or expense reimbursement, whichever is lower. The contractual agreement is in effect through September 30, 2026. The expense cap may not be terminated prior to this date except by mutual consent of the Adviser and the Board. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, are as follows:

Recoverable Through
May 31, 2026	$26,656
May 31, 2027	75,095
May 31, 2028	59,068
November 30, 2028	27,940

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or the “Administrator”) to provide the Fund with administration, fund accounting and transfer agent services, including all regulatory reporting.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as

LS Opportunity Fund

Notes to the Financial Statements (continued)

November 30, 2025 - (Unaudited)

related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

The officers of the Trust are members of management and/or employees of Ultimus or of NLCS, and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus. There were no payments made to the Distributor by the Fund for the six months ended November 30, 2025.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended November 30, 2025, purchases and sales of investment securities, including written options, short sales and covers, other than short-term investments, were $60,624,957 and $59,068,419, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended November 30, 2025.

NOTE 6. FEDERAL TAX INFORMATION

At November 30, 2025, the net unrealized appreciation (depreciation) and tax cost of investments and securities sold short, including written options, for tax purposes was as follows:

Gross unrealized appreciation	$44,808,324
Gross unrealized depreciation	(7,567,111)
Net unrealized appreciation on investments	$37,241,213
Tax cost of investments and securities sold short	$98,377,779

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, grantor trust adjustments and return of capital distributions from underlying investments.

The tax character of distributions paid for the fiscal year ended May 31, 2025, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:(a)
Ordinary income	$1,546,117
Long-term capital gains	392,543
Total distributions paid	$1,938,660

LS Opportunity Fund

Notes to the Financial Statements (continued)

November 30, 2025 - (Unaudited)

At May 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$871,510
Undistributed long-term capital gains	6,741,359
Accumulated capital and other losses	(238)
Unrealized appreciation on investments	35,907,262
Total accumulated earnings	$43,519,893

For the fiscal year ended May 31, 2025, the Fund utilized short-term capital loss carryforwards and long-term capital loss carryforwards of $127,673 and $0, respectively.

NOTE 7. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 8. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure, except the below:

As of December 30, 2025, Prospector Partners, LLC stopped serving as the sub-advisor to the Fund. As of December 30, 2025, Gator Capital Management, LLC began serving as an interim sub-advisor to the Fund.

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

The aggregate compensation paid, on behalf of the LS Opportunity Fund, to the Trustees for the six months ended November 30, 2025 was $3,898.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not Applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None.

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable – disclosed with annual report.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valued Advisers Trust

By	/s/ Matthew J. Miller
Matthew J. Miller
President and Principal Executive Officer
Date:	2/5/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller
President and Principal Executive Officer
Date:	2/5/2026

By	/s/ Zachary P. Richmond
Zachary P. Richmond
Treasurer and Principal Financial Officer
Date:	2/5/2026